JANUARY 10, 2018

SUPPLEMENT TO THE FOLLOWING SUMMARY PROSPECTUSES:

HARTFORD SCHRODERS US SMALL CAP OPPORTUNITIES FUND

(CLASS A, CLASS T, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5, CLASS Y AND CLASS F SHARES)

HARTFORD SCHRODERS US SMALL CAP OPPORTUNITIES FUND

(CLASS SDR SHARES)

HARTFORD SCHRODERS US SMALL/MID CAP OPPORTUNITIES FUND

(CLASS A, CLASS T, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5, CLASS Y AND CLASS F SHARES)

HARTFORD SCHRODERS US SMALL/MID CAP OPPORTUNITIES FUND

(CLASS SDR SHARES)

EACH DATED MARCH 1, 2017

(EACH A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.

Effective immediately, Robert Kaynor, CFA is added as a portfolio manager to the Hartford Schroders US Small Cap Opportunities Fund and the Hartford Schroders US Small/Mid Cap Opportunities Fund (each a “Fund” and collectively, the “Funds”).  Jenny B. Jones will continue to be a portfolio manager to the Funds. Accordingly, the above referenced Summary Prospectuses are revised as follows:

(1)         Under the heading “Management,” the following is added after the information for Ms. Jones:

Portfolio Manager	Title	Involved with Fund Since
Robert Kaynor, CFA	Portfolio Manager	2013

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7347	January 2018